Financial Liabilities at Amortized Cost - Schedule of Composition of Debt Financial Instruments Issued (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Letters of credit
Letters of credit for housing	$ 849	$ 1,433
Letters of credit for general purposes	1	11
Bonds
Current Bonds	9,689,219	9,358,621
Mortgage bonds
Total	$ 9,690,069	$ 9,360,065